Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of contingent liabilities [line items]
Notional amount	£ 6,705	£ 6,440
Provisions	(2,652)	(3,543)	[1]	£ (4,134)
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	20,303	19,012
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	324,223	315,573
Provision on loan commitment and financial guarantees [member]
Disclosure of contingent liabilities [line items]
Provisions		(271)
of which: Carried at fair value [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities net of provisions	4
of which: Carried at fair value [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities net of provisions	11,723
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	15,805	14,275
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	4,498	4,737
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,741	812
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 322,482	£ 314,761

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .